Taxation (Details 4) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 14,052,076
2022
Net operating tax loss carry forwards
Net operating tax loss carry forwards	689,266
2023
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,335,068
2024
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,243,489
2025
Net operating tax loss carry forwards
Net operating tax loss carry forwards	2,864,732
After 2026
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 3,919,521